Consolidation Statements of Changes in Shareholder’s Equity - USD ($)	Common Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Wah Fu Shareholders’ Equity	Non-controlling Interest	Total
Balance at Mar. 31, 2021	$ 43,810	$ 4,799,384	$ 323,820	$ 5,312,654	$ (278,180)	$ 10,201,488	$ 606,936	$ 10,808,424
Balance (in Shares) at Mar. 31, 2021	4,381,033
Common stock returned	$ 591	(591)
Common stock returned (in Shares)	59,052
Net income				743,006		743,006	159,525	902,531
Appropriation of statutory reserve			333,509	(333,509)
Foreign currency translation loss					276,990	276,990	22,195	299,185
Balance at Mar. 31, 2022	$ 44,401	4,798,793	657,329	5,722,151	(1,190)	11,221,484	788,656	12,010,140
Balance (in Shares) at Mar. 31, 2022	4,440,085
Net income				905,892		905,892	766,551	1,672,443
Appropriation of statutory reserve			210,201	(210,201)
Foreign currency translation loss					(751,201)	(751,201)	(1,786)	(752,987)
Balance at Mar. 31, 2023	$ 44,401	5,123,941	867,530	6,417,842	(752,391)	11,701,323	1,328,660	13,029,983
Balance (in Shares) at Mar. 31, 2023	4,440,085
Increase ownership of a subsidiary		325,148				325,148	(224,761)	100,387
Common stock returned	$ (295)	295
Common stock returned (in Shares)	(29,526)
Net income				(55,288)		(55,288)	(321,572)	(376,860)
Foreign currency translation loss					(496,257)	(496,257)	2,370	(493,887)
Balance at Mar. 31, 2024	$ 44,106	$ 5,124,236	$ 867,530	$ 6,362,554	$ (1,248,648)	$ 11,149,778	$ 1,009,458	$ 12,159,236
Balance (in Shares) at Mar. 31, 2024	4,410,559